Performance Stock Units Fair Value Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Baxter volatility	20.00%	21.00%	24.00%
Peer group volatility
Peer group volatility minimum	13.00%	13.00%	14.00%
Peer group volatility maximum	58.00%	38.00%	50.00%
Correlation of returns
Correlation of returns minimum	0.23	0.37	0.26
Correlation of returns maximum	0.66	0.62	0.54
Risk-free interest rate	0.70%	0.30%	0.40%
Fair value per PSU	$ 57	$ 67	$ 72